Loans, net	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Loans, net
6.	Loan, net

(a)	This caption is made up as follows:

	2023	2022
	S/(000)	S/(000)
Direct loans
Loans (*)	35,789,130	35,977,734
Credit cards and other loans (**)	6,023,769	6,239,314
Discounted notes	1,567,411	894,588
Leasing	1,495,290	1,174,542
Factoring	1,244,795	1,011,496
Advances and overdrafts	14,617	38,763
Refinanced loans	461,995	322,941
Past due and under legal collection loans	1,652,151	1,365,972

	48,249,158	47,025,350

Plus (minus)
Accrued interest from performing loans (f)	657,355	527,615
Unearned interest and interest collected in advance	(36,706)	(22,112)
Impairment allowance for loans (d)	(2,349,425)	(2,027,855)

Total direct loans, net	46,520,382	45,502,998

Indirect loans, Note 18(a)	4,743,480	4,487,347

(*)
As of December 31, 2023 and 2022, Interbank maintains repo operations of loans represented in securities according to the BCRP’s definition. In consequence, loans provided as guarantee amounts to S/504,158,000 and S/1,909,375,000, respectively, and is presented in the caption “Loan, net”, and the related liability is presented in the caption “Due to banks and correspondents” of the consolidated statement of financial position; see Note 12(b).

(**)	As of December 31, 2023 and 2022, it includes non-revolving consumer loans related to credit card lines for approximately S/3,149,149,000 and S/3,225,874,000, respectively.

(b)	The classification of the direct loan portfolio is as follows:

	2023	2022
	S/(000)	S/(000)
Commercial loans (c.1)	21,155,476	21,412,126
Consumer loans (c.1)	16,325,460	14,967,799
Mortgage loans (c.1)	9,834,398	9,286,944
Small and micro-business loans (c.1)	933,824	1,358,481

Total	48,249,158	47,025,350

For purposes of estimating the impairment loss in accordance with IFRS 9, the Group’s loans are segmented into homogeneous groups that share similar risk characteristic. In this sense, the Group has determined three types of loan portfolios: Retail Banking (consumer and mortgage loans), Commercial Banking (commercial loans) and Small Business Banking (loans to small and micro-business).

(c)
The following table shows the credit quality and maximum exposure to credit risk based on the Group’s internal credit rating as of December 31, 2023 and 2022. The amounts presented do not consider impairment.

	2023				2022
Direct loans, (c.1)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	35,098,364	1,068,674	—	36,167,038	35,613,991	1,111,421	—	36,725,412
Standard grade	2,832,251	1,510,897	—	4,343,148	4,282,904	835,217	—	5,118,121
Sub-standard grade	1,367,503	1,450,751	—	2,818,254	776,603	940,391	—	1,716,994
Past due but not impaired	1,949,892	1,460,138	—	3,410,030	1,124,557	1,150,139	—	2,274,696
Impaired
Individually	—	—	36,257	36,257	—	—	45,907	45,907
Collectively	—	—	1,474,431	1,474,431	—	—	1,144,220	1,144,220

Total direct loans	41,248,010	5,490,460	1,510,688	48,249,158	41,798,055	4,037,168	1,190,127	47,025,350

	2023				2022
Contingent Credits: Guarantees and stand-by letters, import and export letters of credit (substantially, all indirect loans correspond to commercial loans)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	3,988,999	457,518	—	4,446,517	3,945,307	402,336	—	4,347,643
Standard grade	32,433	214,806	—	247,239	12,083	39,541	—	51,624
Sub-standard grade	2,823	31,101	—	33,924	2,051	59,953	—	62,004
Past due but not impaired	—	—	—	—	—	—	—	—
Impaired
Individually	—	—	6,181	6,181	—	—	9,330	9,330
Collectively	—	—	9,619	9,619	—	—	16,746	16,746

Total indirect loans	4,024,255	703,425	15,800	4,743,480	3,959,441	501,830	26,076	4,487,347

(c.1)	The following tables show the credit quality and maximum exposure to credit risk for each classification of the direct loans:

	2023				2022
Commercial loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	14,979,356	855,890	—	15,835,246	16,213,146	914,480	—	17,127,626
Standard grade	1,347,961	1,013,803	—	2,361,764	1,991,637	230,180	—	2,221,817
Sub-standard grade	450,577	314,063	—	764,640	380,679	171,648	—	552,327
Past due but not impaired	1,431,064	364,603	—	1,795,667	704,067	398,185	—	1,102,252
Impaired
Individually	—	—	36,257	36,257	—	—	45,907	45,907
Collectively	—	—	361,902	361,902	—	—	362,197	362,197

Total direct loans	18,208,958	2,548,359	398,159	21,155,476	19,289,529	1,714,493	408,104	21,412,126

	2023				2022
Consumer loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	11,475,514	199,501	—	11,675,015	11,331,807	181,066	—	11,512,873
Standard grade	945,060	452,811	—	1,397,871	1,139,837	579,625	—	1,719,462
Sub-standard grade	717,526	755,121	—	1,472,647	60,415	542,841	—	603,256
Past due but not impaired	217,712	829,119	—	1,046,831	153,865	526,042	—	679,907
Impaired
Individually	—	—	—	—	—	—	—	—
Collectively	—	—	733,096	733,096	—	—	452,301	452,301

Total direct loans	13,355,812	2,236,552	733,096	16,325,460	12,685,924	1,829,574	452,301	14,967,799

	2023				2022
Mortgage loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	8,093,031	13,283	—	8,106,314	7,490,495	1,033	—	7,491,528
Standard grade	433,968	17,124	—	451,092	667,599	15,411	—	683,010
Sub-standard grade	193,340	348,274	—	541,614	334,967	200,226	—	535,193
Past due but not impaired	261,100	200,873	—	461,973	205,728	132,958	—	338,686
Impaired
Individually	—	—	—	—	—	—	—	—
Collectively	—	—	273,405	273,405	—	—	238,527	238,527

Total direct loans	8,981,439	579,554	273,405	9,834,398	8,698,789	349,628	238,527	9,286,944

	2023				2022
Small and micro-business loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Not impaired
High grade	550,463	—	—	550,463	578,543	14,842	—	593,385
Standard grade	105,262	27,159	—	132,421	483,831	10,001	—	493,832
Sub-standard grade	6,060	33,293	—	39,353	542	25,676	—	26,218
Past due but not impaired	40,016	65,543	—	105,559	60,897	92,954	—	153,851
Impaired
Individually	—	—	—	—	—	—	—	—
Collectively	—	—	106,028	106,028	—	—	91,195	91,195

Total direct loans	701,801	125,995	106,028	933,824	1,123,813	143,473	91,195	1,358,481

(d)	The balances of the direct and indirect loan portfolio and the movement of the respective allowance for expected credit loss, calculated according to IFRS 9, is as follows:

(d.1)	Direct loans

	2023				2022
Gross carrying amount of direct loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	41,798,055	4,037,168	1,190,127	47,025,350	40,522,481	2,853,565	1,312,176	44,688,222
New originated or purchased assets	22,372,321	—	—	22,372,321	22,393,323	—	—	22,393,323
Assets matured or derecognized (excluding write-offs)	(14,406,950)	(977,654)	(72,977)	(15,457,581)	(14,636,477)	(1,194,405)	(429,348)	(16,260,230)
Transfers to Stage 1	762,554	(760,269)	(2,285)	—	1,019,478	(1,014,657)	(4,821)	—
Transfers to Stage 2	(4,664,954)	4,706,631	(41,677)	—	(3,131,710)	3,161,335	(29,625)	—
Transfers to Stage 3	(1,235,354)	(1,054,563)	2,289,917	—	(401,017)	(317,282)	718,299	—
Write-offs	—	—	(1,714,968)	(1,714,968)	—	—	(960,918)	(960,918)
Others (*)	(3,217,003)	(449,390)	(131,273)	(3,797,666)	(3,383,889)	575,338	590,017	(2,218,534)
Foreign exchange effect	(160,659)	(11,463)	(6,176)	(178,298)	(584,134)	(26,726)	(5,653)	(616,513)

End of year balances	41,248,010	5,490,460	1,510,688	48,249,158	41,798,055	4,037,168	1,190,127	47,025,350

	2023				2022
Changes in the allowance for expected credit losses for direct loans, see (d.1.1)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at the beginning of year balances	608,558	737,286	682,011	2,027,855	956,456	404,881	703,580	2,064,917

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	624,484	—	—	624,484	503,454	—	—	503,454
Assets matured or derecognized (excluding write-offs)	(147,086)	(66,329)	(25,445)	(238,860)	(173,872)	(237,110)	(302,861)	(713,843)
Transfers to Stage 1	106,745	(104,939)	(1,806)	—	166,755	(163,090)	(3,665)	—
Transfers to Stage 2	(327,728)	339,051	(11,323)	—	(259,226)	268,700	(9,474)	—
Transfers to Stage 3	(163,156)	(269,881)	433,037	—	(74,178)	(88,551)	162,729	—
Impact on the expected credit loss for credits that change stage in the year (***)	(90,594)	259,309	1,407,191	1,575,906	(129,388)	176,416	340,244	387,272
Others (**)	(65,775)	(60,358)	163,834	37,701	(382,355)	375,448	666,581	659,674

Total	(63,110)	96,853	1,965,488	1,999,231	(348,810)	331,813	853,554	836,557
Write-offs	—	—	(1,813,670)	(1,813,670)	—	—	(1,021,539)	(1,021,539)
Recovery of written–off loans	—	—	138,886	138,886	—	—	155,070	155,070
Foreign exchange effect	(206)	(227)	(2,444)	(2,877)	912	592	(8,654)	(7,150)

Expected credit loss at the end of year balances	545,242	833,912	970,271	2,349,425	608,558	737,286	682,011	2,027,855

(*)
Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (partial amortizations that did not represent a reduction or derecognized of the loan), and (ii) the execution of contingent loans (conversion of indirect debt into direct debt).

(**)
Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).

(***)
The Group applied its expert judgement with the purpose of reflecting the effects of the possible impact of the El Niño event during 2023, and the political and economic uncertainty during 2022, that were not considered in the forward-looking model, that led to incur in a higher provision for expected loss, see Note 29.1(d.7).

(d.1.1)	The following tables show the movement of the allowance for expected credit losses for each classification of the direct loan portfolio:

	2023				2022
Commercial loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at beginning of year	45,474	47,311	154,299	247,084	100,874	60,100	182,467	343,441

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	47,129	—	—	47,129	33,506	—	—	33,506
Assets derecognized or matured (excluding write-offs)	(26,668)	(10,113)	(2,924)	(39,705)	(18,984)	(37,865)	(92,529)	(149,378)
Transfers to Stage 1	2,920	(2,687)	(233)	—	41,140	(40,152)	(988)	—
Transfers to Stage 2	(27,598)	30,826	(3,228)	—	(15,952)	16,311	(359)	—
Transfers to Stage 3	(10,620)	(16,046)	26,666	—	(6,603)	(48,516)	55,119	—
Impact on the expected credit loss for credits that change stage in the year (**)	(1,988)	7,333	40,748	46,093	(31,403)	4,752	16,864	(9,787)
Others (*)	23,154	8,006	6,579	37,739	(57,822)	91,880	63,218	97,276

Total	6,329	17,319	67,608	91,256	(56,118)	(13,590)	41,325	(28,383)
Write-offs	—	—	(62,960)	(62,960)	—	—	(68,362)	(68,362)
Recovery of written–off loans	—	—	5,189	5,189	—	—	5,942	5,942
Foreign exchange effect	(192)	(160)	(1,751)	(2,103)	718	801	(7,073)	(5,554)

Expected credit loss at end of year	51,611	64,470	162,385	278,466	45,474	47,311	154,299	247,084

	2023				2022
Consumer loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at beginning of year	534,005	657,474	430,902	1,622,381	802,421	263,219	336,041	1,401,681

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	552,847	—	—	552,847	438,109	—	—	438,109
Assets derecognized or matured (excluding write-offs)	(98,984)	(54,036)	(10,863)	(163,883)	(141,201)	(144,553)	(100,740)	(386,494)
Transfers to Stage 1	95,173	(93,918)	(1,255)	—	44,453	(43,487)	(966)	—
Transfers to Stage 2	(282,373)	287,164	(4,791)	—	(229,316)	234,062	(4,746)	—
Transfers to Stage 3	(135,476)	(231,432)	366,908	—	(59,129)	(13,433)	72,562	—
Impact on the expected credit loss for credits that change stage in the year (**)	(81,051)	221,421	1,263,515	1,403,885	(35,112)	163,681	293,678	422,247
Others (*)	(117,534)	(73,259)	162,060	(28,733)	(286,212)	198,393	580,849	493,030

Total	(67,398)	55,940	1,775,574	1,764,116	(268,408)	394,663	840,637	966,892
Write-offs	—	—	(1,647,576)	(1,647,576)	—	—	(886,200)	(886,200)
Recovery of written–off loans	—	—	123,679	123,679	—	—	140,438	140,438
Foreign exchange effect	(1)	(53)	(162)	(216)	(8)	(408)	(14)	(430)

Expected credit loss at end of year	466,606	713,361	682,417	1,862,384	534,005	657,474	430,902	1,622,381

(*)
Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).

(**)
The Group applied its expert judgement with the purpose of reflecting the effects of the possible impact of the El Niño event during 2023, and the political and economic uncertainty during 2022, that were not considered in the forward-looking model, that led to incur in a higher provision for expected loss, see Note 29.1(d.7).

	2023				2022
Mortgage loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at beginning of year	4,236	12,285	45,101	61,622	12,669	42,681	99,850	155,200

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	3,949	—	—	3,949	1,473	—	—	1,473
Assets derecognized or matured (excluding write-offs)	(181)	(833)	(10,625)	(11,639)	(435)	(763)	(10,957)	(12,155)
Transfers to Stage 1	6,414	(6,414)	—	—	6,103	(6,103)	—	—
Transfers to Stage 2	(2,052)	5,115	(3,063)	—	(778)	4,871	(4,093)	—
Transfers to Stage 3	(1,915)	(2,423)	4,338	—	(467)	(1,254)	1,721	—
Impact on the expected credit loss for credits that change stage in the year (**)	(5,956)	15,996	20,982	31,022	(5,871)	4,342	11,518	9,989
Others (*)	2,312	2,040	2,018	6,370	(8,663)	(31,688)	(49,097)	(89,448)

Total	2,571	13,481	13,650	29,702	(8,638)	(30,595)	(50,908)	(90,141)
Write-offs	—	—	(3,580)	(3,580)	—	—	(2,267)	(2,267)
Recovery of written–off loans	—	—	—	—	—	—	—	—
Foreign exchange effect	(13)	(13)	(520)	(546)	205	199	(1,574)	(1,170)

Expected credit loss at end of year	6,794	25,753	54,651	87,198	4,236	12,285	45,101	61,622

	2023				2022
Small and micro-business loans	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at beginning of year	24,843	20,216	51,709	96,768	40,492	38,881	85,222	164,595

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	20,559	—	—	20,559	30,366	—	—	30,366
Assets derecognized or matured (excluding write-offs)	(21,253)	(1,347)	(1,033)	(23,633)	(13,252)	(53,929)	(98,635)	(165,816)
Transfers to Stage 1	2,238	(1,920)	(318)	—	75,059	(73,348)	(1,711)	—
Transfers to Stage 2	(15,705)	15,946	(241)	—	(13,180)	13,456	(276)	—
Transfers to Stage 3	(15,145)	(19,980)	35,125	—	(7,979)	(25,348)	33,327	—
Impact on the expected credit loss for credits that change stage in the year (**)	(1,599)	14,559	81,946	94,906	(57,002)	3,641	18,184	(35,177)
Others (*)	26,293	2,855	(6,823)	22,325	(29,658)	116,863	71,611	158,816

Total	(4,612)	10,113	108,656	114,157	(15,646)	(18,665)	22,500	(11,811)
Write-offs	—	—	(99,554)	(99,554)	—	—	(64,710)	(64,710)
Recovery of written–off loans	—	—	10,018	10,018	—	—	8,690	8,690
Foreign exchange effect	—	(1)	(11)	(12)	(3)	—	7	4

Expected credit loss at end of year	20,231	30,328	70,818	121,377	24,843	20,216	51,709	96,768

(*)
Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).

(**)
The Group applied its expert judgement with the purpose of reflecting the effects of the possible impact of the El Niño event during 2023, and the political and economic uncertainty during 2022, that were not considered in the forward-looking model, that led to incur in a higher provision for expected loss, see Note 29.1(d.7).

(d.2)	Indirect loans (substantially, all indirect loans correspond to commercial loans)

	2023				2022
Gross carrying amount of contingent credits, guarantees and stand-by letters, import and export letters of credit	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	3,959,441	501,830	26,076	4,487,347	3,984,362	431,039	25,057	4,440,458
New originated or purchased assets	2,122,067	—	—	2,122,067	1,829,985	—	—	1,829,985
Assets derecognized or matured	(1,606,539)	(135,042)	(1,784)	(1,743,365)	(1,470,891)	(168,603)	(9,627)	(1,649,121)
Transfers to Stage 1	30,259	(30,259)	—	—	25,315	(25,315)	—	—
Transfers to Stage 2	(392,176)	407,454	(15,278)	—	(258,992)	258,992	—	—
Transfers to Stage 3	(12)	(6,687)	6,699	—	(633)	(10,035)	10,668	—
Others (*)	(54,162)	(26,950)	92	(81,020)	(58,323)	25,454	(22)	(32,891)
Foreign exchange effect	(34,623)	(6,921)	(5)	(41,549)	(91,382)	(9,702)	—	(101,084)

End of year balances	4,024,255	703,425	15,800	4,743,480	3,959,441	501,830	26,076	4,487,347

	2023				2022
Changes in the allowance for expected credit losses for contingent credits, guarantees and stand-by letters, import and export letters of credit	Stage 1 S(000)	Stage 2 S(000)	Stage 3 S(000)	Total S(000)	Stage 1 S(000)	Stage 2 S(000)	Stage 3 S(000)	Total S(000)
Expected credit loss at beginning of year balances	8,354	18,205	8,936	35,495	8,594	18,492	13,243	40,329

Impact of the expected credit loss in the consolidated statement of income -
New originated or purchased assets	4,770	—	—	4,770	5,615	—	—	5,615
Assets derecognized or matured	(1,988)	(4,205)	(631)	(6,824)	(4,838)	(2,016)	(6,241)	(13,095)
Transfers to Stage 1	180	(180)	—	—	109	(109)	—	—
Transfers to Stage 2	(1,986)	3,626	(1,640)	—	(854)	854	—	—
Transfers to Stage 3	(1)	(50)	51	—	(57)	(171)	228	—
Impact on the expected credit loss for credits that change stage in the year	(57)	(837)	684	(210)	(47)	585	623	1,161
Others (**)	(2,521)	(12,600)	(28)	(15,149)	(274)	(467)	1,054	313

Total	(1,603)	(14,246)	(1,564)	(17,413)	(346)	(1,324)	(4,336)	(6,006)
Foreign exchange effect	(127)	(20)	(3)	(150)	106	1,037	29	1,172

Expected credit loss at the end of year balances, Note 10(a)	6,624	3,939	7,369	17,932	8,354	18,205	8,936	35,495

(*)
Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (partial amortizations that did not represent a reduction or derecognized of the loan), and (ii) the execution of contingent loans (conversion of indirect debt into direct debt).

(**)
Corresponds mainly to: (i) the variation between the amortized cost of the loan at the beginning of the year and its amortized cost at the end of the year (variation in the provision recorded for partial amortizations that did not represent a reduction or derecognized of the loan), (ii) variations in credit risk that did not generate transfers to other stages; and (iii) the execution of contingent loans (conversion of indirect debt into direct debt).

(e)
In Group Management’s opinion, the allowance for loan losses recorded as of December 31, 2023 and 2022, has been established in accordance with IFRS 9; and it is sufficient to cover incurred losses on the loan portfolio.

(f)
During 2023 and 2022, the interest that the loan portfolio generates is freely agreed considering the interest rates prevailing on the market. Notwithstanding the above, Act No. 31143, “Act Protecting Consumers of Financial Services from Usury” established that the BCRP is the entity that determined maximum and minimum interest rates for consumer, small and micro-business loans in financial institutions. As of December 31, 2023, the maximum interest rate for the period November 2023 - April 2024 is 101.86 percent in national currency and 82.94 percent in foreign currency (the maximum interest rate for the period November 2022 - April 2023 was 87.91 percent in national currency and 68.27 percent in foreign currency, as of December 31, 2022).

(g)	Interest income from loans classified in Stage 3 is calculated through the effective interest rate adjusted for credit quality at amortized cost.

(h)	The refinanced loans during the 2023 period amounted to approximately S/132,172,000 (S/192,045,000, during the year 2022) which had no significant impact on the consolidated statement of income.
During 2023, the Group has carried out rescheduling of credits related to social conflicts, natural disasters and other resolutions that amounted to S/1,979,342,000. Said loans are not considered as refinanced loans. See further detail in Note 29.1 (d.6.3).
During 2023, 2022 and 2021, the Group modified the contractual conditions of a determined number of loans that were granted under the “Reactiva Peru” program, for a total amount of approximately S/25,928,000, S/133,046,000 and S/2,012,855,000, respectively. Said loans were not deemed as refinanced loans. As of December 31, 2023 and 2022, the balance of rescheduled loans amounts of approximately S/730,508,000 and S/1,473,770,000, respectively; see further detail in Note 29.1 (d.6.2).
Additionally, during 2020, the Group modified the contractual conditions of a determined number of loans as relief for its clients’ liquidity as consequence of the Covid-19 pandemic, for a total of approximately S/12,663,960,000. Said loans are not considered as refinanced loans. As of December 31, 2023 and 2022, the balances of the rescheduled loans amount to approximately S/3,513,905,000 and S/5,048,978,000, respectively; see further detail in Note 29.1 (d.6.1).

(i)	The table below presents the maturity of the direct loan portfolio without including accrued interest, interest to be accrued and interest collected in advance as of December 31, 2023 and 2022:

	2023	2022
	S/(000)	S/(000)
Outstanding
Up to 1 month	4,461,634	4,945,881
From 1 to 3 months	5,781,509	5,708,262
From 3 months to 1 year	10,831,137	10,220,204
From 1 to 5 years	19,500,481	18,916,603
Over 5 years	6,022,246	5,868,428

	46,597,007	45,659,378

	2023	2022
	S/(000)	S/(000)
Past due and under legal collection loans, see (i.1)
Up to 4 months	484,808	423,906
Over 4 months	697,246	401,508
Under legal collection	470,097	540,558

	48,249,158	47,025,350

(i.1)	The tables below present past due and under legal collection loans for each classification of the direct loan portfolio:

	2023	2022
	S/(000)	S/(000)
Commercial loans
Up to 4 months	98,263	150,607
Over 4 months	143,170	106,081
Under legal collection	228,809	245,786

	470,242	502,474

Consumer loans
Up to 4 months	284,954	143,867
Over 4 months	401,164	220,226
Under legal collection	78,290	108,162

	764,408	472,255

Mortgage loans
Up to 4 months	35,934	30,484
Over 4 months	94,568	48,316
Under legal collection	140,018	155,587

	270,520	234,387

Small and micro-business loans
Up to 4 months	65,657	98,948
Over 4 months	58,344	26,885
Under legal collection	22,980	31,023

	146,981	156,856

See credit risk analysis in Note 29.1

(j)
Part of the loan portfolio is collateralized with guarantees received from clients, which mainly consist of mortgages, trust assignments, financial instruments as well as industrial commercial pledges.

(k)	The following tables present the maturities of direct and indirect loans of Stages 2 and 3 as of December 31, 2023 and 2022, as follows:

•	Stage 2: Loans with maturity longer or shorter than 30 days, regardless of the criteria that caused their classification into Stage 2.

•	Stage 3: Loans with maturity longer or shorter than 90 days, regardless of the criteria that caused their classification into Stage 3.

	2023						2022
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	5,400,087	609,406	—	—	5,400,087	609,406	3,934,328	595,372	—	—	3,934,328	595,372
90 days	—	—	16,219	14,888	16,219	14,888	—	—	1,816	1,583	1,816	1,583
Maturity longer than:
30 days	793,798	228,445	—	—	793,798	228,445	604,670	160,119	—	—	604,670	160,119
90 days	—	—	1,510,269	962,752	1,510,269	962,752	—	—	1,214,387	689,364	1,214,387	689,364

Total	6,193,885	837,851	1,526,488	977,640	7,720,373	1,815,491	4,538,998	755,491	1,216,203	690,947	5,755,201	1,446,438

(k.1)	The following tables present the maturities of direct and indirect loans of Stages 2 and 3 as of December 31, 2023 and 2022, for each classification:

	2023						2022
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
Commercial loans	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	3,155,267	60,877	—	—	3,155,267	60,877	2,089,059	60,403	—	—	2,089,059	60,403
90 days	—	—	2,686	2,259	2,686	2,259	—	—	250	214	250	214
Maturity longer than:
30 days	96,517	7,532	—	—	96,517	7,532	127,264	5,113	—	—	127,264	5,113
90 days	—	—	411,273	167,495	411,273	167,495	—	—	433,930	163,021	433,930	163,021

Total	3,251,784	68,409	413,959	169,754	3,665,743	238,163	2,216,323	65,516	434,180	163,235	2,650,503	228,751

	2023						2022
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
Consumer loans	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	1,700,558	508,045	—	—	1,700,558	508,045	1,500,325	511,105	—	—	1,500,325	511,105
90 days	—	—	10,295	9,883	10,295	9,883	—	—	1,356	1,194	1,356	1,194
Maturity longer than:
30 days	535,994	205,316	—	—	535,994	205,316	329,249	146,369	—	—	329,249	146,369
90 days	—	—	722,801	672,534	722,801	672,534	—	—	450,945	429,708	450,945	429,708

Total	2,236,552	713,361	733,096	682,417	2,969,648	1,395,778	1,829,574	657,474	452,301	430,902	2,281,875	1,088,376

	2023						2022
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
Mortgage loans	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	463,168	20,311	—	—	463,168	20,311	271,622	9,266	—	—	271,622	9,266
90 days	—	—	546	109	546	109	—	—	—	—	—	—
Maturity longer than:
30 days	116,386	5,442	—	—	116,386	5,442	78,006	3,019	—	—	78,006	3,019
90 days	—	—	272,859	54,542	272,859	54,542	—	—	238,527	45,101	238,527	45,101

Total	579,554	25,753	273,405	54,651	852,959	80,404	349,628	12,285	238,527	45,101	588,155	57,386

	2023						2022
	Stage 2		Stage 3		Total		Stage 2		Stage 3		Total
Small and micro-business loans	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss	Gross amount	Expected loss
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Maturity shorter than:
30 days	81,094	20,173	—	—	81,094	20,173	73,322	14,598	—	—	73,322	14,598
90 days	—	—	2,692	2,637	2,692	2,637	—	—	210	175	210	175
Maturity longer than:
30 days	44,901	10,155	—	—	44,901	10,155	70,151	5,618	—	—	70,151	5,618
90 days	—	—	103,336	68,181	103,336	68,181	—	—	90,985	51,534	90,985	51,534

Total	125,995	30,328	106,028	70,818	232,023	101,146	143,473	20,216	91,195	51,709	234,668	71,925

(l)	The following tables present the exposure and the expected credit losses by the economic sector for direct loans as of December 31, 2023 and 2022:

2023
	Carrying amount				Expected credit loss				Percentage expected credit loss
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Direct loans
Consumer loans	13,355,812	2,236,552	733,096	16,325,460	466,606	713,361	682,417	1,862,384	3.5%	31.9%	93.1%	11.4%
Mortgage loans	8,981,439	579,554	273,405	9,834,398	6,794	25,753	54,651	87,198	0.1%	4.4%	20.0%	0.9%
Commerce	3,220,741	390,704	176,989	3,788,434	24,033	38,186	87,557	149,776	0.7%	9.8%	49.5%	4.0%
Manufacturing	4,357,971	427,950	58,967	4,844,888	11,196	14,568	24,366	50,130	0.3%	3.4%	41.3%	1.0%
Professional, scientific and technical activities	3,727,813	555,988	75,172	4,358,973	15,792	18,725	36,580	71,097	0.4%	3.4%	48.7%	1.6%
Communications, storage and transportation	998,739	167,002	75,474	1,241,215	6,843	7,976	25,450	40,269	0.7%	4.8%	33.7%	3.2%
Agriculture	1,708,377	173,386	12,667	1,894,430	3,209	1,854	1,632	6,695	0.2%	1.1%	12.9%	0.4%
Electricity, gas, water and oil	746,792	188,577	1,466	936,835	784	1,767	346	2,897	0.1%	0.9%	23.6%	0.3%
Leaseholds and real estate activities	457,473	86,954	46,074	590,501	2,628	2,216	20,693	25,537	0.6%	2.5%	44.9%	4.3%
Construction and infrastructure	404,840	113,431	40,799	559,070	1,499	1,163	27,405	30,067	0.4%	1.0%	67.2%	5.4%
Others	3,288,013	570,362	16,579	3,874,954	5,858	8,343	9,174	23,375	0.2%	1.5%	55.3%	0.6%

Total direct loans	41,248,010	5,490,460	1,510,688	48,249,158	545,242	833,912	970,271	2,349,425	1.3%	15.2%	64.2%	4.9%

2022
	Carrying amount				Expected credit loss				Percentage expected credit loss
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Direct loans
Consumer loans	12,685,924	1,829,574	452,301	14,967,799	534,005	657,474	430,902	1,622,381	4.2%	35.9%	95.3%	10.8%
Mortgage loans	8,698,789	349,628	238,527	9,286,944	4,236	12,285	45,101	61,622	0.0%	3.5%	18.9%	0.7%
Commerce	3,837,304	402,454	173,236	4,412,994	31,844	29,009	78,028	138,881	0.8%	7.2%	45.0%	3.1%
Manufacturing	4,346,251	451,393	63,397	4,861,041	8,403	12,389	21,611	42,403	0.2%	2.7%	34.1%	0.9%
Professional, scientific and technical activities	3,529,961	298,534	64,078	3,892,573	12,056	10,186	26,497	48,739	0.3%	3.4%	41.4%	1.3%
Communications, storage and transportation	1,102,988	194,840	75,427	1,373,255	7,047	7,035	23,645	37,727	0.6%	3.6%	31.3%	2.7%
Agriculture	1,747,159	134,545	10,863	1,892,567	1,391	967	1,381	3,739	0.1%	0.7%	12.7%	0.2%
Electricity, gas, water and oil	867,431	55,187	1,652	924,270	886	462	220	1,568	0.1%	0.8%	13.3%	0.2%
Leaseholds and real estate activities	499,385	84,056	23,441	606,882	1,595	1,825	14,518	17,938	0.3%	2.2%	61.9%	3.0%
Construction and infrastructure	415,827	91,910	49,736	557,473	1,667	1,654	32,569	35,890	0.4%	1.8%	65.5%	6.4%
Others	4,067,036	145,047	37,469	4,249,552	5,428	4,000	7,539	16,967	0.1%	2.8%	20.1%	0.4%

Total direct loans	41,798,055	4,037,168	1,190,127	47,025,350	608,558	737,286	682,011	2,027,855	1.5%	18.3%	57.3%	4.3%

(m)	The following tables present the exposure and the expected credit losses by the economic sector for indirect loans as of December 31, 2023 and 2022:

2023
	Carrying amount				Expected credit loss				Percentage expected credit loss
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Indirect loans
Commerce	297,127	40,894	2,230	340,251	512	340	279	1,131	0.2%	0.8%	12.5%	0.3%
Manufacturing	505,674	148,827	—	654,501	548	291	—	839	0.1%	0.2%	0.0%	0.1%
Professional, scientific and technical activities	1,145,646	110,916	982	1,257,544	1,994	788	105	2,887	0.2%	0.7%	10.7%	0.2%
Communications, storage and transportation	541,561	25,927	—	567,488	697	349	—	1,046	0.1%	1.3%	0.0%	0.2%
Agriculture	9,031	37	—	9,068	21	—	—	21	0.2%	0.0%	0.0%	0.2%
Electricity, gas, water and oil	308,428	938	—	309,366	311	6	—	317	0.1%	0.6%	0.0%	0.1%
Leaseholds and real estate activities	41,097	16,276	259	57,632	298	119	48	465	0.7%	0.7%	18.5%	0.8%
Construction and infrastructure	306,042	212,589	12,288	530,919	1,021	1,797	6,932	9,750	0.3%	0.8%	56.4%	1.8%
Others	869,649	147,021	41	1,016,711	1,222	249	5	1,476	0.1%	0.2%	12.2%	0.1%

Total indirect loans	4,024,255	703,425	15,800	4,743,480	6,624	3,939	7,369	17,932	0.2%	0.6%	46.6%	0.4%

2022
	Carrying amount				Expected credit loss				Percentage expected credit loss
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Indirect loans
Commerce	264,926	40,527	76	305,529	309	424	49	782	0.1%	1.0%	64.5%	0.3%
Manufacturing	518,115	134,469	—	652,584	487	153	—	640	0.1%	0.1%	0.0%	0.1%
Professional, scientific and technical activities	1,183,657	75,946	485	1,260,088	1,486	700	52	2,238	0.1%	0.9%	10.7%	0.2%
Communications, storage and transportation	467,018	19,117	—	486,135	489	91	—	580	0.1%	0.5%	0.0%	0.1%
Agriculture	4,487	—	—	4,487	7	—	—	7	0.2%	0.0%	0.0%	0.2%
Electricity, gas, water and oil	155,621	—	—	155,621	135	—	—	135	0.1%	0.0%	0.0%	0.1%
Leaseholds and real estate activities	45,037	19,150	—	64,187	193	97	—	290	0.4%	0.5%	0.0%	0.5%
Construction and infrastructure	412,388	130,886	24,956	568,230	4,470	4,463	8,775	17,708	1.1%	3.4%	35.2%	3.1%
Others	908,192	81,735	559	990,486	778	12,277	60	13,115	0.1%	15.0%	10.7%	1.3%

Total indirect loans	3,959,441	501,830	26,076	4,487,347	8,354	18,205	8,936	35,495	0.2%	3.6%	34.3%	0.8%

During the years 2023, 2022 and 2021, the Group decided to apply the expert judgment, which led to incurring a higher provision for expected losses, see Note 29.1(d.7).